Summary of Significant Accounting Policies - Vessels and Equipment (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 102.4	$ 106.4	$ 107.1
Common Class A [Member] | Teekay corporation
Property, Plant and Equipment [Line Items]
Partners' Capital Account, Number of Units Owned by Controlling Interest				36.0
NGL segment
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35 years
Minimum | Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	2 years 6 months
Maximum | Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years